Tax Matters (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The movements in deferred taxes in the Telefónica Group in 2024 and 2023 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2023	6,240	2,702
First application of IAS 21	—	(48)
Additions	1,418	1,028
Disposals	(928)	(811)
Transfers	27	26
Translation differences and inflation adjustments	(89)	(2)
Company movements and others	5	10
Balance at December 31, 2024	6,673	2,905

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2022	4,884	3,067
Additions	2,040	383
Disposals	(760)	(673)
Transfers	15	21
Translation differences and inflation adjustments	61	(92)
Company movements and others	—	(4)
Balance at December 31, 2023	6,240	2,702
The estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position in 2024 is as follows:

Millions of euros
12/31/2024	Total	Less than 1 year	More than 1 year
Deferred tax assets	6,673	1,034	5,639
Deferred tax liabilities	2,905	295	2,610

Millions of euros	12/31/2024	12/31/2023
Tax credits for loss carryforwards	2,877	2,803
Unused tax deductions	1,000	733
Deferred tax assets for temporary differences	2,796	2,704
Total deferred tax assets	6,673	6,240
The movements in Tax credits for loss carryforwards in the Telefónica Group in 2024 and 2023 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2023	Additions	Reversals	Translation differences and other	Balance at 12/31/2024
Spain	1,110	183	(17)	1	1,277
Germany	879	234	(144)	1	970
Latin America	814	135	(230)	(89)	630
Other	—	—	—	—	—
Total tax credits for loss carryforwards	2,803	552	(391)	(87)	2,877

Location of the company (Millions of euros)	Balance at 12/31/2022	Additions	Reversals	Translation differences and other	Balance at 12/31/2023
Spain	457	725	(75)	3	1,110
Germany	810	189	(120)	—	879
Latin America	741	133	(113)	53	814
Other	3	—	(3)	—	—
Total tax credits for loss carryforwards	2,011	1,047	(311)	56	2,803
The Spanish tax group considers that unused tax loss carryforwards in Spain, taking into account tax litigation in which the group is involved, amounted to 5,426 million euros at December 31, 2024:

Millions of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	3,439	868	2,571
Tax loss carryforwards generated before consolidation in the tax group	1,987	—	1,987
The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2024 and 2023 are as follows:

Millions of euros	12/31/2024	12/31/2023
Goodwill and intangible assets	652	787
Property, plant and equipment	438	378
Personnel commitments	1,271	1,498
Provisions	960	1,062
Investments in subsidiaries, associates and other shareholdings	37	—
Inventories and receivables	237	330
Rights of use	42	48
Lease liabilities	990	994
Other concepts	668	489
Total deferred tax assets for temporary differences	5,295	5,586
Deferred tax assets and liabilities offset	(2,499)	(2,882)
Total deferred tax assets for temporary differences registered in the statement of financial position	2,796	2,704

Millions of euros	12/31/2024	12/31/2023
Goodwill and intangible assets	1,549	1,928
Property, plant and equipment	854	1,105
Personnel commitments	2	2
Provisions	35	35
Investments in subsidiaries, associates and other shareholdings	1,225	746
Rights of use	997	1,023
Lease liabilities	2	2
Other concepts	740	743
Total deferred tax liabilities for temporary differences	5,404	5,584
Deferred tax assets and liabilities offset	(2,499)	(2,882)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	2,905	2,702

Schedule of Tax Payables and Receivables
Current tax payables and receivables at December 31, 2024 and 2023 are as follows:

Millions of euros	Balance at 12/31/2024	Balance at 12/31/2023
Tax payables
Tax withholdings	104	111
Indirect taxes	424	561
Social security	112	117
Current income taxes payable	658	769
Other	316	311
Total	1,614	1,869

Millions of euros	Balance at 12/31/2024	Balance at 12/31/2023
Tax receivables
Indirect taxes	461	493
Current income taxes receivable	392	598
Other	117	102
Total	970	1,193

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income
The reconciliation between book profit before tax and the income tax expense from continuing operations for 2024, 2023 and 2022 is as follows:

Millions of euros	2024	2023	2022
Accounting profit before tax	557	(1,473)	2,960
Tax expense at prevailing statutory rate	102	(248)	797
Permanent differences	165	442	(793)
Changes in deferred tax charge due to changes in tax rates	2	—	1
(Capitalization)/reversal of tax deduction and tax relief	(252)	(173)	88
(Capitalization)/reversal of loss carryforwards	(333)	(855)	197
Increase/(decrease) in tax expense arising from temporary differences	599	11	43
Other concepts	65	(76)	308
Corporate income tax	348	(899)	641
Breakdown of current/deferred tax expense
Current tax expense	519	473	(218)
Deferred tax expense	(171)	(1,372)	859
Total Corporate income tax	348	(899)	641